Evercore Inc. (Parent Company Only) Financial Statements Evercore Inc. (Parent Company Only) Financial Statements	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Evercore Inc. (Parent Company Only) Financial Statements
(Parent Company Only) Financial Statements
EVERCORE INC.
(parent company only)
CONDENSED STATEMENTS OF FINANCIAL CONDITION

	December 31,
	2016	2015
ASSETS
Equity Investment in Subsidiary	$598,279	$534,258
Deferred Tax Asset	291,827	287,281
Goodwill	15,236	15,236
TOTAL ASSETS	$905,342	$836,775
LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities
Current Liabilities
Payable to Related Party	$12,201	$11,638
Taxes Payable	21,341	14,761
Other Current Liabilities	2,296	538
Total Current Liabilities	35,838	26,937
Amounts Due Pursuant to Tax Receivable Agreement	174,109	186,036
Long-term Debt - Notes Payable	168,097	119,250
TOTAL LIABILITIES	378,044	332,223
Stockholders' Equity
Common Stock
Class A, par value $0.01 per share (1,000,000,000 shares authorized, 58,292,567 and 55,249,559 issued at December 31, 2016 and 2015, respectively, and 39,190,856 and 39,623,271 outstanding at December 31, 2016 and 2015, respectively)	582	552
Class B, par value $0.01 per share (1,000,000 shares authorized, 24 and 25 issued and outstanding at December 31, 2016 and 2015, respectively)	—	—
Additional Paid-In-Capital	1,368,122	1,210,742
Accumulated Other Comprehensive Income (Loss)	(50,096)	(34,539)
Retained Earnings (Deficit)	20,343	(27,791)
Treasury Stock at Cost (19,101,711 and 15,626,288 shares at December 31, 2016 and 2015, respectively)	(811,653)	(644,412)
TOTAL STOCKHOLDERS' EQUITY	527,298	504,552
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$905,342	$836,775

See notes to parent company only financial statements.

EVERCORE INC.
(parent company only)
CONDENSED STATEMENTS OF OPERATIONS

	For the Years Ended December 31,
	2016	2015	2014
REVENUES
Interest Income	$8,385	$7,818	$8,341
TOTAL REVENUES	8,385	7,818	8,341
Interest Expense	8,385	7,818	8,341
NET REVENUES	—	—	—
EXPENSES
TOTAL EXPENSES	—	—	—
OPERATING INCOME	—	—	—
Equity in Income of Subsidiary	209,841	103,931	141,612
Provision for Income Taxes	102,313	61,068	54,738
NET INCOME	$107,528	$42,863	$86,874
See notes to parent company only financial statements.

EVERCORE INC.
(parent company only)
CONDENSED STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2016	2015	2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$107,528	$42,863	$86,874
Adjustments to Reconcile Net Income to Net Cash Provided by (Used in) Operating Activities:
Undistributed Income of Subsidiary	(209,841)	(103,931)	(141,612)
Deferred Taxes	12,453	(1,685)	(15,887)
Accretion on Long-term Debt	180	1,603	2,000
(Increase) Decrease in Operating Assets:
Other Assets	—	3,402	3,255
Increase (Decrease) in Operating Liabilities:
Taxes Payable	6,580	14,761	—
Net Cash Provided by (Used in) Operating Activities	(83,100)	(42,987)	(65,370)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in Subsidiary	84,658	82,703	105,600
Net Cash Provided by Investing Activities	84,658	82,703	105,600
CASH FLOWS FROM FINANCING ACTIVITIES
Purchase of Evercore LP Units	—	—	(1,476)
Exercise of Warrants, Net	—	6,416	—
Payment of Notes Payable - Mizuho	(120,000)	—	—
Issuance of Notes Payable	170,000	—	—
Dividends	(51,558)	(46,132)	(38,754)
Net Cash Provided by (Used in) Financing Activities	(1,558)	(39,716)	(40,230)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	—	—
CASH AND CASH EQUIVALENTS—Beginning of Year	—	—	—
CASH AND CASH EQUIVALENTS—End of Year	$—	$—	$—

SUPPLEMENTAL CASH FLOW DISCLOSURE
Dividend Equivalents Issued	$7,836	$6,514	$6,038
Exchange of Notes Payable as Consideration for Exercise of Warrants	$—	$118,347	$—
See notes to parent company only financial statements.

EVERCORE INC.
(parent company only)
NOTES TO CONDENSED FINANCIAL STATEMENTS
Note A – Organization
Evercore Inc. (the "Company") was incorporated as a Delaware corporation on July 21, 2005. The Company did not begin meaningful operations until the reorganization discussed below. Pursuant to a reorganization into a holding company structure, the Company became a holding company and its sole asset is a controlling equity interest in Evercore LP. As the sole general partner of Evercore LP, the Company operates and controls all of the business and affairs of Evercore LP and, through Evercore LP and its subsidiaries, continues to conduct the business now conducted by these subsidiaries.
Note B – Significant Accounting Policies
Basis of Presentation. The Statements of Financial Condition, Operations and Cash Flows have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").
Equity in Income of Subsidiary. The Equity in Income of Subsidiary represents the Company's share of income from Evercore LP.
Note C – Stockholders' Equity
The Company is authorized to issue 1,000,000 shares of Class A common stock ("Class A Shares"), par value $0.01 per share, and 1,000 shares of Class B common stock, par value $0.01 per share. All Class A Shares and shares of Class B common stock vote together as a single class. At December 31, 2016, the Company has issued 58,293 Class A Shares. The Company canceled one share of Class B common stock, which was held by a limited partner of Evercore LP during the twelve months ended December 31, 2016. During 2016, the Company purchased 1,087 Class A Shares primarily from employees at values ranging from $44.30 to $70.65 per share primarily for the net settlement of stock-based compensation awards and 2,388 net Class A Shares at market values ranging from $44.59 to $52.74 per share pursuant to the Company's share repurchase program. The result of these purchases was an increase in Treasury Stock of $167,241 on the Company's Statement of Financial Condition as of December 31, 2016. During the year ended December 31, 2016, the Company declared and paid dividends of $1.27 per share, totaling $51,558 which were wholly funded by the Company's sole subsidiary, Evercore LP. Dividends are paid and treasury shares are repurchased by a subsidiary of Evercore Inc.
As discussed in Note 17 to the consolidated financial statements, both the Evercore LP partnership units and restricted stock units are exchangeable into Class A Shares on a one-for-one basis once vested.
Note D – Issuance of Notes Payable
On March 30, 2016, the Company issued an aggregate of $170,000 of senior notes (the "Private Placement Notes"), including: $38,000 aggregate principal amount of its 4.88% Series A senior notes due 2021, $67,000 aggregate principal amount of its 5.23% Series B senior notes due 2023, $48,000 aggregate principal amount of its 5.48% Series C senior notes due 2026 and $17,000 aggregate principal amount of its 5.58% Series D senior notes due 2028, pursuant to a note purchase agreement dated as of March 30, 2016, among the Company and the purchasers party thereto in a private placement exempt from registration under the Securities Act of 1933.
The Company used $120,000 of the net proceeds from the Private Placement Notes to repay outstanding borrowings under the senior credit facility with Mizuho Bank, Ltd. on March 30, 2016 and used the remaining net proceeds for general corporate purposes. See Note 12 to the consolidated financial statements.
Note E – Commitments and Contingencies
As of December 31, 2016, as discussed in Note 12 to the consolidated financial statements, the Company estimates the contractual obligations related to the Private Placement Notes to be $237,019. Pursuant to the Private Placement Notes, we expect to make payments to the notes' holders of $8,937 within one year or less, $17,874 in one to three years, $54,947 in three to five years and $155,261 after five years.
As of December 31, 2016, as discussed in Note 18 to the consolidated financial statements, the Company estimates the contractual obligations related to the Tax Receivable Agreements to be $186,310. The company expects to pay to the counterparties to the Tax Receivable Agreement $12,201 within one year or less, $24,554 in one to three years, $26,792 in three to five years and $122,763 after five years.